INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Intangible assets	$ 67,342,362	$ 35,333,464	$ 39,616,426
Soybean HB4
Intangible assets
Intangible assets	27,611,142	7,345,923	6,120,336
Ecoseed integrated products
Intangible assets
Intangible assets	2,558,220	2,296,955	2,627,946
Microbiology products
Intangible assets
Intangible assets	3,996,657	2,503,631	2,208,117
Trademarks and patents
Intangible assets
Intangible assets	6,923,256	6,374,782	8,063,648
Software
Intangible assets
Intangible assets	1,849,041	686,965	994,723
Customer loyalty
Intangible assets
Intangible assets	19,404,046	$ 16,125,208	$ 19,601,656
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000